Investments in Associates and Joint Ventures - Changes in Accumulated Impairment Losses (Detail) - PHP (₱) ₱ in Millions		12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year		₱ 53,364	₱ 52,123
Additions during the year (Note 4)	₱ 248	3,514	1,754	₱ 579
Translation and other adjustments			92
Balances at end of the year		51,546	53,364	52,123
Fixed asset impairment [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year		2,755	2,603
Additions during the year (Note 4)		50	60
Balances at end of the year		₱ 2,805	₱ 2,755	₱ 2,603